Borrowed Funds and Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Borrowed Funds and Subordinated Debentures
Borrowed Funds and Subordinated Debentures
10. Borrowed Funds and Subordinated Debentures

The following table presents the period-end and average balances of borrowed funds and subordinated debentures for the last two years with resultant rates:

	2011		2010
(In thousands)	Amount	Rate	Amount	Rate
FHLB borrowings and repurchase agreements :
At December 31,	$60,000	3.94%	$60,000	3.94%
Year-to-date average	60,000	3.94	69,671	4.08
Maximum outstanding	60,000		70,000
Repurchase agreements:
At December 31,	$15,000	3.67%	$15,000	3.67%
Year-to-date average	15,000	3.67	15,000	3.65
Maximum outstanding	15,000		15,000
Subordinated debentures:
At December 31,	$15,465	3.11%	$15,465	5.49%
Year-to-date average	15,465	4.83	15,465	5.50
Maximum outstanding	15,465		15,465

The following table presents the expected maturities of borrowed funds and subordinated debentures over the next five years:

(In thousands)	2012	2013	2014	2015	2016	Thereafter	Total
FHLB borrowings and repurchase agreements	$-	$-	$-	$10,000	$20,000	$30,000	$60,000
Other repurchase agreements	-	-	-	-	-	15,000	15,000
Subordinated debentures	-	-	-	-	-	15,465	15,465
Total	$-	$-	$-	$10,000	$20,000	$60,465	$90,465

FHLB Borrowings
FHLB borrowings at December 31, 2011 and 2010 consisted of three $10.0 million advances and three $10.0 million repurchase agreements.  The terms of these transactions are as follows:
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The FHLB advance that was issued on April 27, 2005 has a fixed rate of 3.70 percent, matures on April 27, 2015 and is callable on April 27, 2008 and quarterly thereafter on the 27th of July, October, January and April.

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The FHLB advance that was issued on November 2, 2006 has a fixed rate of 4.03 percent, matures on November 2, 2016 and is callable on November 2, 2007 and quarterly thereafter on the 2nd of February, May, August and November.

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The FHLB advance that was issued on August 10, 2007 has a fixed rate of 4.23 percent, matures on August 10, 2017 and is callable on August 10, 2009 and quarterly thereafter on the 10th of November, February, May and August.

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The FHLB repo-advance that was issued on December 15, 2006 has a fixed rate of 4.13 percent, matures on December 15, 2016 and is callable on December 15, 2008 and quarterly thereafter on the 15th of March, June, September and December.

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The FHLB repo-advance that was issued on April 5, 2007 has a fixed rate of 4.21 percent, matures on April 5, 2017 and is callable on April 5, 2009 and quarterly thereafter on the 5th of July, October, January and April.

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The FHLB repo-advance that was issued on December 20, 2007 has a fixed rate of 3.34 percent, matures on December 20, 2017 and is callable on December 20, 2010 and quarterly thereafter on the 20th of March, June, September and December.

Due to the call provisions of these advances, the expected maturity could differ from the contractual maturity.

Repurchase Agreements
At December 31, 2011 and 2010, the Company was a party to the following Repurchase Agreement:
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A $15.0 million repurchase agreement that was entered into in February 2008 has a term of 10 years expiring on February 28, 2018, and a rate of 3.67 percent.  The borrowing may be called by the issuer on the repurchase date of May 29, 2008 and quarterly thereafter.

Due to the call provisions of this advance, the expected maturity could differ from the contractual maturity.

Subordinated Debentures
At December 31, 2011 and 2010, the Company was a party in the following subordinated debenture transactions:
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On July 24, 2006, Unity (NJ) Statutory Trust II, a statutory business trust and wholly-owned subsidiary of Unity Bancorp, Inc., issued $10.0 million of floating rate capital trust pass through securities to investors due on July 24, 2036. The subordinated debentures are redeemable in whole or part, prior to maturity but after July 24, 2011. The floating interest rate on the subordinated debentures is the three-month LIBOR plus 159 basis points and reprices quarterly.  The floating interest rate was 2.16 percent at December 31, 2011 and 1.89 percent at December 31, 2010.

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On December 19, 2006, Unity (NJ) Statutory Trust III, a statutory business trust and wholly-owned subsidiary of Unity Bancorp, Inc., issued $5.0 million of floating rate capital trust pass through securities to investors due on December 19, 2036.  The subordinated debentures are redeemable in whole or part, prior to maturity but after December 19, 2011.  The floating interest rate on the subordinated debentures is the three-month LIBOR plus 165 basis points and reprices quarterly.  The floating interest rate was 2.18 percent at December 31, 2011 and 1.95 percent at December 31, 2010.

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In connection with the formation of the statutory business trusts, the trusts also issued $465 thousand of common equity securities to the Company, which together with the proceeds stated above were used to purchase the subordinated debentures, under the same terms and conditions.

The rates paid on subordinated debentures which are presented in the table on page 53 include the cost of the related interest rate swap agreements.  These agreements provide for the Company to receive variable rate payments based on the three-month LIBOR index in exchange for making payments at a fixed rate.  The interest rate swap agreement for the $10.0 million subordinated debenture expired on September 23, 2011.  For additional information, see Note 12 "Derivative Instruments and Hedging Activities".
The Company has the ability to defer interest payments on the subordinated debentures for up to five years without being in default.
The capital securities in each of the above transactions have preference over the common securities with respect to liquidation and other distributions and qualify as Tier I capital.  Under the terms of the Dodd-Frank Wall Street Reform and Consumer Protection Act, these securities will continue to qualify as Tier 1 capital as the Company has less than $10 billion in assets.  In accordance with FASB ASC Topic 810, "Consolidation," the Company does not consolidate the accounts and related activity of Unity (NJ) Statutory Trust II and Unity (NJ) Statutory Trust III.  The additional capital from each of these transactions was used to bolster the Company's capital ratios and for general corporate purposes, including among other things, capital contributions to Unity Bank.
Due to the redemption provisions of these securities, the expected maturity could differ from the contractual maturity.